Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit - USD ($)		Preferred Stock [Member] Founders Convertible Preferred Stock [Member] Previously Reported [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Preferred Stock [Member] Founders Convertible Preferred Stock [Member] Previously Reported [Member]		Preferred Stock [Member] Founders Convertible Preferred Stock [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Preferred Stock [Member] Founders Convertible Preferred Stock [Member]	Preferred Stock [Member] Series A1 Preferred Stock [Member] Previously Reported [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Preferred Stock [Member] Series A1 Preferred Stock [Member] Previously Reported [Member]		Preferred Stock [Member] Series A1 Preferred Stock [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Preferred Stock [Member] Series A1 Preferred Stock [Member]	Preferred Stock [Member] Series A2 Preferred Stock [Member] Previously Reported [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Preferred Stock [Member] Series A2 Preferred Stock [Member] Previously Reported [Member]		Preferred Stock [Member] Series A2 Preferred Stock [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Preferred Stock [Member] Series A2 Preferred Stock [Member]	Common Stock [Member] Previously Reported [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Common Stock [Member] Previously Reported [Member]		Common Stock [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Previously Reported [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]		Additional Paid-in Capital [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member] Previously Reported [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	AOCI Attributable to Parent [Member] Previously Reported [Member]		AOCI Attributable to Parent [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member] Previously Reported [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Retained Earnings [Member] Previously Reported [Member]		Retained Earnings [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Retained Earnings [Member]	Total Stockholders Deficit [Member] Previously Reported [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Total Stockholders Deficit [Member] Previously Reported [Member]		Founders Convertible Preferred Stock [Member] Previously Reported [Member]	Founders Convertible Preferred Stock [Member]		Series A1 Preferred Stock [Member] Previously Reported [Member]	Series A1 Preferred Stock [Member]		Series A2 Preferred Stock [Member] Previously Reported [Member]	Series A2 Preferred Stock [Member]		Previously Reported [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Total
Beginning balance, value at Dec. 31, 2020						$ 1,354,000					$ 3,721,000					$ 3,926,000					$ 2,000					$ 11,949,000					$ 6,000					$ (34,437,000)															$ (22,480,000)
Beginning balance, shares at Dec. 31, 2020																					19,521,373
Beginning balance, shares at Dec. 31, 2020						10,402,285					4,166,400					2,287,740
Beginning balance at Dec. 31, 2020						$ 1,354,000					$ 3,721,000					$ 3,926,000
Cumulative effect on adoption of ASU 2020-06 on January 1, 2021 | Accounting Standards Update 2020-06 [Member]																									$ (441,000)										$ 441,000
Exercise of stock options																										100,000																									100,000
Exercise of stock options, shares																					100,000
Foreign currency translation adjustments																															(7,000)																				(7,000)
Net loss																																				(10,933,000)															(10,933,000)
Issuance of common stock, net of issuance costs																										35,000																									$ 35,000
Issuance of common stock, net of issuance costs, shares																					35,000																														35,000
Issuance of common stock warrants residual value																										22,000																									$ 22,000
Stock-based compensation																										1,327,000																									1,327,000
Issuance of common stock in lieu of cash for consulting services																										122,000																									122,000
Issuance of common stock in lieu of cash for consulting services, shares																					121,735
Issuance of common stock upon renewal of term notes payable																										35,000																									35,000
Issuance of common stock in lieu of cash for consulting services, shares																					50,000
Issuance of common stock to acquire IPR&D assets																										167,000																									167,000
Issuance of common stock to acquire IPR&D assets, shares																					100,000
Ending balance, value at Dec. 31, 2021			$ 1,354,000	[1]		$ 1,354,000		$ 3,721,000	[1]		$ 3,721,000		$ 3,926,000	[1]		$ 3,926,000		$ 2,000	[1]		$ 2,000		$ 13,316,000	[1]		13,316,000		$ (1,000)	[1]		(1,000)		$ (44,929,000)	[1]		(44,929,000)		$ (31,612,000)	[1]												$ (31,612,000)
Ending balance, shares at Dec. 31, 2021			4,329,815					1,734,209					952,242					8,294,816			19,928,108																														19,928,108
Ending balance, shares at Dec. 31, 2021						10,402,285					4,166,400					2,287,740
Ending balance at Dec. 31, 2021						$ 1,354,000					$ 3,721,000					$ 3,926,000
Issuance of common stock with term notes as interest paid in kind and other								$ 150,000					$ 450,000
Issuance of common stock with term notes as interest paid in kind and other, shares								62,436					107,032
Exercise of stock options																							114,000															114,000
Exercise of stock options, shares																		109,739
Stock-based compensation																							1,466,000															1,466,000
Foreign currency translation adjustments																												(6,000)										(6,000)
Net loss																																	(7,740,000)					(7,740,000)
Issuance of common stock in lieu of cash for consulting services																							158,000															158,000
Issuance of common stock in lieu of cash for consulting services, shares																		54,527
Ending balance, value at Mar. 31, 2022			$ 1,354,000					$ 3,871,000					$ 4,376,000					$ 2,000					15,054,000					(7,000)					(52,669,000)					(37,620,000)
Ending balance, shares at Mar. 31, 2022			4,329,815					1,796,645					1,059,274					8,459,082
Beginning balance, value at Dec. 31, 2021			$ 1,354,000	[1]		$ 1,354,000		$ 3,721,000	[1]		$ 3,721,000		$ 3,926,000	[1]		$ 3,926,000		$ 2,000	[1]		$ 2,000		13,316,000	[1]		13,316,000		(1,000)	[1]		(1,000)		(44,929,000)	[1]		(44,929,000)		(31,612,000)	[1]												$ (31,612,000)
Beginning balance, shares at Dec. 31, 2021			4,329,815					1,734,209					952,242					8,294,816			19,928,108																														19,928,108
Beginning balance, shares at Dec. 31, 2021						10,402,285					4,166,400					2,287,740
Beginning balance at Dec. 31, 2021						$ 1,354,000					$ 3,721,000					$ 3,926,000
Foreign currency translation adjustments																																																			$ (30,000)
Net loss																																																			$ (17,671,000)
Issuance of common stock, net of issuance costs, shares																																																			109,739
Ending balance, value at Sep. 30, 2022			$ 1,354,000					$ 3,871,000					$ 4,376,000					$ 2,000					18,703,000					(31,000)					(62,600,000)					(43,926,000)
Ending balance, shares at Sep. 30, 2022			4,329,815					1,796,645					1,059,274					8,567,549
Beginning balance, value at Dec. 31, 2021			$ 1,354,000	[1]		$ 1,354,000		$ 3,721,000	[1]		$ 3,721,000		$ 3,926,000	[1]		$ 3,926,000		$ 2,000	[1]		$ 2,000		13,316,000	[1]		13,316,000		(1,000)	[1]		(1,000)		(44,929,000)	[1]		(44,929,000)		(31,612,000)	[1]												$ (31,612,000)
Beginning balance, shares at Dec. 31, 2021			4,329,815					1,734,209					952,242					8,294,816			19,928,108																														19,928,108
Beginning balance, shares at Dec. 31, 2021						10,402,285					4,166,400					2,287,740
Beginning balance at Dec. 31, 2021						$ 1,354,000					$ 3,721,000					$ 3,926,000
Exercise of stock options																										114,000																									$ 114,000
Exercise of stock options, shares																					263,646
Foreign currency translation adjustments																															(13,000)																				(13,000)
Net loss																																				(25,427,000)															$ (25,427,000)
Issuance of common stock, net of issuance costs, shares																																																			120,000,000
Stock-based compensation																										4,522,000																									$ 4,522,000
Issuance of common stock in lieu of cash for consulting services																										205,000																									205,000
Issuance of common stock in lieu of cash for consulting services, shares																					141,590
Issuance of preferred stock for conversion of related party convertible notes payable											$ 150,000					$ 450,000
Issuance of preferred stock for conversion of related party convertible notes payable, shares											150,000					257,143
Issuance of new shares and transfer of shares of common stock in connection with legal settlement (see Notes 14)																										1,621,000																									1,621,000
Issuance of common stock in lieu of cash for consulting services, shares																					250,000
Issuance of common stock upon renewal of term notes payable																										150,000																									150,000
Issuance of common stock in lieu of cash for consulting services, shares																					38,860
Ending balance, value at Dec. 31, 2022			$ 1,354,000	[1]		$ 1,354,000		$ 3,871,000	[1]		$ 3,871,000		$ 4,376,000	[1]		$ 4,376,000		$ 2,000	[1]		$ 2,000		19,928,000	[1]		19,928,000		(14,000)	[1]		(14,000)		(70,356,000)	[1]		(70,356,000)		(50,440,000)	[1]												$ (50,440,000)	[2]
Ending balance, shares at Dec. 31, 2022			4,329,815	[1]				1,796,645	[1]				1,059,274	[1]				8,583,724	[1]		20,622,204																												8,583,724		20,622,204
Ending balance, shares at Dec. 31, 2022						10,402,285					4,316,400					2,544,883																								10,402,000			4,316,000			2,545,000
Ending balance at Dec. 31, 2022						$ 1,354,000					$ 3,871,000					$ 4,376,000																									$ 1,354,000	[2]		$ 3,871,000	[2]		$ 4,376,000	[2]
Beginning balance, value at Mar. 31, 2022			$ 1,354,000					$ 3,871,000					$ 4,376,000					$ 2,000					15,054,000					(7,000)					(52,669,000)					(37,620,000)
Beginning balance, shares at Mar. 31, 2022			4,329,815					1,796,645					1,059,274					8,459,082
Issuance of common stock with term notes as interest paid in kind and other																							7,000															7,000
Issuance of common stock with term notes as interest paid in kind and other, shares																		1,665
Foreign currency translation adjustments																												(11,000)										(11,000)
Net loss																																	(4,576,000)					(4,576,000)
Issuance of common stock, net of issuance costs																							1,621,000															1,621,000
Issuance of common stock, net of issuance costs, shares																		104,059
Stock-based compensation																							936,000															936,000
Ending balance, value at Jun. 30, 2022			$ 1,354,000					$ 3,871,000					$ 4,376,000					$ 2,000					17,618,000					(18,000)					(57,245,000)					(39,643,000)
Ending balance, shares at Jun. 30, 2022			4,329,815					1,796,645					1,059,274					8,564,806
Foreign currency translation adjustments																												(13,000)										(13,000)													$ (13,000)
Net loss																																	(5,355,000)					(5,355,000)													(5,355,000)
Issuance of common stock, net of issuance costs																							10,000															10,000
Issuance of common stock, net of issuance costs, shares																		1,078
Stock-based compensation																							1,062,000															1,062,000
Issuance of common stock in lieu of cash for consulting services																							13,000															13,000
Issuance of common stock in lieu of cash for consulting services, shares																		1,665
Ending balance, value at Sep. 30, 2022			$ 1,354,000					$ 3,871,000					$ 4,376,000					$ 2,000					18,703,000					(31,000)					(62,600,000)					(43,926,000)
Ending balance, shares at Sep. 30, 2022			4,329,815					1,796,645					1,059,274					8,567,549
Beginning balance, value at Dec. 31, 2022			$ 1,354,000	[1]		1,354,000		$ 3,871,000	[1]		3,871,000		$ 4,376,000	[1]		4,376,000		$ 2,000	[1]		$ 2,000		19,928,000	[1]		19,928,000		(14,000)	[1]		(14,000)		(70,356,000)	[1]		(70,356,000)		(50,440,000)	[1]												$ (50,440,000)	[2]
Beginning balance, shares at Dec. 31, 2022			4,329,815	[1]				1,796,645	[1]				1,059,274	[1]				8,583,724	[1]		20,622,204																												8,583,724		20,622,204
Cumulative effect on adoption of ASU 2020-06 on January 1, 2021 | Accounting Standards Update 2020-06 [Member]
Issuance of common stock with term notes as interest paid in kind and other																							187,000															187,000
Issuance of common stock with term notes as interest paid in kind and other, shares																		29,752
Exercise of stock options																							181,000															181,000
Exercise of stock options, shares																		156,089
Stock-based compensation																							1,434,000															1,434,000
Foreign currency translation adjustments																												2,000										2,000
Net loss																																	(6,462,000)					(6,462,000)
Ending balance, value at Mar. 31, 2023			$ 1,354,000					$ 3,871,000					$ 4,376,000					$ 2,000					21,730,000					(12,000)					(76,818,000)					(55,098,000)
Ending balance, shares at Mar. 31, 2023			4,329,815					1,796,645					1,059,274					8,769,565
Beginning balance, value at Dec. 31, 2022			$ 1,354,000	[1]		$ 1,354,000		$ 3,871,000	[1]		$ 3,871,000		$ 4,376,000	[1]		$ 4,376,000		$ 2,000	[1]		$ 2,000		19,928,000	[1]		19,928,000		(14,000)	[1]		(14,000)		(70,356,000)	[1]		(70,356,000)		(50,440,000)	[1]												$ (50,440,000)	[2]
Beginning balance, shares at Dec. 31, 2022			4,329,815	[1]				1,796,645	[1]				1,059,274	[1]				8,583,724	[1]		20,622,204																												8,583,724		20,622,204
Beginning balance, shares at Dec. 31, 2022						10,402,285					4,316,400					2,544,883																								10,402,000			4,316,000			2,545,000
Beginning balance at Dec. 31, 2022						$ 1,354,000					$ 3,871,000					$ 4,376,000																									1,354,000	[2]		3,871,000	[2]		4,376,000	[2]
Issuance of common stock, net of issuance costs, shares																																																			7,185,734
Ending balance, value at Jun. 30, 2023			$ 1,354,000					$ 3,871,000					$ 4,376,000					$ 2,000					25,625,000					(17,000)					(89,319,000)					(63,709,000)
Ending balance, shares at Jun. 30, 2023			4,329,815					1,796,645					1,059,274					8,803,446
Beginning balance, value at Dec. 31, 2022			$ 1,354,000	[1]		$ 1,354,000		$ 3,871,000	[1]		$ 3,871,000		$ 4,376,000	[1]		$ 4,376,000		$ 2,000	[1]		$ 2,000		19,928,000	[1]		$ 19,928,000		(14,000)	[1]		$ (14,000)		(70,356,000)	[1]		$ (70,356,000)		(50,440,000)	[1]												$ (50,440,000)	[2]
Beginning balance, shares at Dec. 31, 2022			4,329,815	[1]				1,796,645	[1]				1,059,274	[1]				8,583,724	[1]		20,622,204																												8,583,724		20,622,204
Beginning balance, shares at Dec. 31, 2022						10,402,285					4,316,400					2,544,883																								10,402,000			4,316,000			2,545,000
Beginning balance at Dec. 31, 2022						$ 1,354,000					$ 3,871,000					$ 4,376,000																									$ 1,354,000	[2]		$ 3,871,000	[2]		$ 4,376,000	[2]
Foreign currency translation adjustments																																																			$ 10,000
Net loss																																																			$ (20,987,000)
Issuance of common stock, net of issuance costs, shares																																																			197,711
Ending balance, value at Sep. 30, 2023																		$ 4,000					90,249,000					(4,000)					(91,343,000)					(1,094,000)													$ (1,094,000)	[2]
Ending balance, shares at Sep. 30, 2023																		35,436,381																																	35,436,381
Ending balance, shares at Sep. 30, 2023																																									0			0			0
Ending balance at Sep. 30, 2023	[2]
Beginning balance, value at Mar. 31, 2023			$ 1,354,000					$ 3,871,000					$ 4,376,000					$ 2,000					21,730,000					(12,000)					(76,818,000)					(55,098,000)
Beginning balance, shares at Mar. 31, 2023			4,329,815					1,796,645					1,059,274					8,769,565
Issuance of common stock with term notes as interest paid in kind and other																							85,000															85,000
Issuance of common stock with term notes as interest paid in kind and other, shares																		13,070
Exercise of stock options																							50,000															50,000
Exercise of stock options, shares																		20,811
Stock-based compensation																							1,080,000															1,080,000
Foreign currency translation adjustments																												(5,000)										(5,000)
Net loss																																	(12,501,000)					(12,501,000)
Series B convertible preferred stock financing costs																							2,680,000															2,680,000
Ending balance, value at Jun. 30, 2023			$ 1,354,000					$ 3,871,000					$ 4,376,000					$ 2,000					25,625,000					(17,000)					(89,319,000)					(63,709,000)
Ending balance, shares at Jun. 30, 2023			4,329,815					1,796,645					1,059,274					8,803,446
Exercise of stock options																							50,000															50,000
Exercise of stock options, shares																		20,811
Foreign currency translation adjustments																												13,000										13,000													$ 13,000
Net loss																																	(2,024,000)					(2,024,000)													(2,024,000)
Conversion of preferred stock into common stock			$ (1,354,000)					$ (3,871,000)					$ (4,376,000)										9,601,000															9,601,000
Conversion of preferred stock into common stock, shares			(4,329,815)					(1,796,645)					(1,059,274)					7,185,734
Issuance of common stock, net of issuance costs																							11,000															11,000
Issuance of common stock, net of issuance costs, shares																		1,546
Issuance of common stock for Calidi debt settlement in connection with Merger																							2,234,000															2,234,000
Issuance of common stock for Calidi debt settlement in connection with Merger, shares																		387,820
Issuance of common stock for deferred compensation settlement in connection with Merger																							333,000															333,000
Issuance of common stock for deferred compensation settlement in connection with Merger, shares																		46,826
Issuance of common stock to Calidi stockholders as result of Merger																		$ 2,000					56,099,000															56,099,000
Issuance of common stock to calidi stockholders as result of Merger, shares																		16,683,387
Issuance of common stock to Non-Redemption and PIPE Agreement Investor in connection with Merger																							2,763,000															2,763,000
Issuance of common stock to non redemption and PIPE agreement Investor in connection with merger, shares																		1,306,811
Issuance of common stock under Forward Purchase Agreement in connection with Merger																							4,520,000															4,520,000
Issuance of common stock under forward purchase agreement in connection with Merger, shares																		1,000,000
Issuance of common stock warrants residual value																							705,000															705,000
Assumed liabilities from Merger																							(6,808,000)															(6,808,000)
Assumed warrant liability from Merger																							(3,389,000)															(3,389,000)
Deferred financing fees in connection with Merger																							(2,604,000)															(2,604,000)
Stock-based compensation																							1,109,000															1,109,000
Ending balance, value at Sep. 30, 2023																		$ 4,000					$ 90,249,000					$ (4,000)					$ (91,343,000)					$ (1,094,000)													$ (1,094,000)	[2]
Ending balance, shares at Sep. 30, 2023																		35,436,381																																	35,436,381
Ending balance, shares at Sep. 30, 2023																																									0			0			0
Ending balance at Sep. 30, 2023	[2]

[1]	Retroactively restated for the reverse recapitalization as described in Note 3.
[2]	Retroactively restated for the reverse recapitalization as described in Note 3.